Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	OncBioMune Pharmaceuticals, Inc
Entity Central Index Key	0001362703
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Amendment Flag	false
Trading Symbol	OBMP
Entity Filer Category	Smaller Reporting Company